Royalty, stream and working interests (Tables)	6 Months Ended
Jun. 30, 2021
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at June 30, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,594.9	$(663.1)	$—	$931.8
Streams	4,511.6	(1,790.8)	—	2,720.8
Energy	1,969.1	(769.5)	—	1,199.6
Advanced	364.0	(49.8)	(7.5)	306.7
Exploration	76.8	(13.3)	—	63.5
	$8,516.4	$(3,286.5)	$(7.5)	$5,222.4
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1
1.	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2020	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Additions	$540.0	$165.6	$4.2	$14.9	$—	$724.7
Impairment charges	—	—	—	(7.5)	—	(7.5)
Depletion	(21.6)	(98.4)	(27.0)	(0.3)	—	(147.3)
Impact of foreign exchange	6.5	—	7.8	5.6	0.5	20.4
Balance at June 30, 2021	$931.8	$2,720.8	$1,199.6	$306.7	$63.5	$5,222.4

Streams
Royalty, stream and working interests
Schedule of impairments of Royalty, Stream and Working Interests, Net

	Impairment
	reversal	Recoverable
	amount	amount
Royalty, stream and working interests, net
Sudbury - McCreedy West	$—	$32.7
	$—	$32.7